Content Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Entertainment, Film [Abstract]
Summary of film cost	Content assets, net consist of the following (in thousands):

	December 31,
	2022	2021
Released, less amortization	$34,713	$35,936
In production	175	3,411

Content assets, net	$34,888	$39,347